Revenue from Contracts with Customers	9 Months Ended
Jun. 30, 2025
Revenue [abstract]
Revenue from Contracts with Customers

14. REVENUE FROM CONTRACTS WITH CUSTOMERS

For disaggregation of revenue by geography refer to Note 5 – Segment information. Disaggregation of revenue by sales channels was as follows:

	Three months ended June 30,		Nine months ended June 30,
	2025	2024	2025	2024
B2B	390,156	340,593	1,004,685	843,527
DTC	243,891	223,364	563,113	501,792
Other	995	801	3,293	3,607
Revenue	635,042	564,758	1,571,091	1,348,926

Our B2B and DTC channels generate revenue across each of our reportable segments. The distribution between B2B and DTC revenue in our reportable segments approximates the distribution of the consolidated group.